PREPAID EXPENSES AND OTHER ASSETS, NET (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables from third party	$ 23,015	$ 107,444
Others	0	0
Prepaid expenses	$ 23,015	$ 107,444